UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the calendar Year or Quarter Ended:  December 31, 2001"

Check here is Amendment [  ];  Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Investment Counselors Inc.
Address:        1010 Market Street
                Suite 1540
"               St. Louis, MO  63101"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all"
"information contained herein is true, correct and complete, and"
"that it is understood that all required items, statements,"
"schedules, lists, and tables, are considered integral parts of this form."

Person signing this Reoprt on behalf of Reporting Manager:

Name:          Lisa A. Teter
Title:         Vice President Portfolio Management
Phone:         314-421-3080
"Signature, Place and Date of Signing:"

"Lisa A Teter   St. Louis, Missouri        January 7, 2002"




Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.
[ ]        13F NOTICE.
"[ ]       13F COMBINATION REPORT,"

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  89

"Form 13F Information Table Value Total:  $326,748"


List of Other Included Managers:

No.        13F File Number           Name

			FORM 13F INFROMATION TABLE						VOTING AUTHORITY
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Adobe Systems Inc	COM       	00724F101	2912.2	93790	SH        		SOLE                      			93790
Alcoa Inc		COM       	013817101	9777.1	275024	SH        		SOLE                      			275024
American Capital Strate	COM       	024937104	3237.6	114200	SH        		SOLE                      			114200
American Intl Group	COM       	026874107	7589.2	95582	SH        		SOLE                      			95582
AmeriSourceBergen	COM       	03073E105	5939.7	93465	SH        		SOLE                      			93465
AmerUs Group		COM       	03072m108	2386.9	66600	SH        		SOLE                      			66600
Amgen Inc		COM       	031162100	7854.1	139159	SH        		SOLE                      			139159
AmSurg Corp		COM       	03232P405	1538.4	56600	SH        		SOLE                      			56600
AOL Time Warner Inc	COM       	00184A105	5707.9	177817	SH        		SOLE                      			177817
Astoria Financial Corp.	COM       	046265104	635.0	24000	SH        		SOLE                      			24000
Autodesk Inc		COM       	052769106	577.7	15500	SH        		SOLE                      			15500
Avon Products Inc	COM       	054303102	241.8	5200	SH        		SOLE                      			5200
Bank of America		COM       	060505104	7778.2	123562	SH        		SOLE                      			123562
Bank of New York	COM       	064057102	9694.3	237605	SH        		SOLE                      			237605
BARRA Inc		COM       	068313105	1483.3	31500	SH        		SOLE                      			31500
Biogen Inc		COM       	090597105	4496.8	78410	SH        		SOLE                      			78410
BJ Services Company	COM       	055482103	3881.7	119621	SH        		SOLE                      			119621
BP plc			COM       	055622104	5715.7	122892	SH        		SOLE                      			122892
Bristol-Myers Squibb	COM       	110122108	4743.4	93007	SH        		SOLE                      			93007
CH Robinson Worldwide	COM       	12541W100	748.9	25900	SH        		SOLE                      			25900
Charter One Financial	COM       	160903100	3779.6	139212	SH        		SOLE                      			139212
Chesapeake Energy Corp	COM       	165167107	346.4	52400	SH        		SOLE                      			52400
Cisco Systems		COM       	17275R102	5311.1	293269	SH        		SOLE                      			293269
Citigroup Inc		COM       	172967101	9923.9	196591	SH        		SOLE                      			196591
CommScope Inc		COM       	203372107	827.4	38900	SH        		SOLE                      			38900
Compass Banchshares Inc	COM       	20449H109	735.8	26000	SH        		SOLE                      			26000
Costco Wholesale Corp	COM       	22160K105	699.3	15758	SH        		SOLE                      			15758
CSG Systems Int		COM       	126349109	962.7	23800	SH        		SOLE                      			23800
Danaher Corporation	COM       	235851102	2894.9	48000	SH        		SOLE                      			48000
Diebold Incorporated	COM       	253651103	1447.8	35800	SH        		SOLE                      			35800
Dime Community Banc.	COM       	253922108	729.6	26000	SH        		SOLE                      			26000
DTE Energy Company	COM       	233331107	1363.5	32511	SH        		SOLE                      			32511
Eaton Vance Corp	COM       	278265103	5709.3	160600	SH        		SOLE                      			160600
Electro Scientific Indu	COM       	285229100	2250.8	75000	SH        		SOLE                      			75000
Emcor Group Inc		COM       	29084Q100	794.5	17500	SH        		SOLE                      			17500
Energen Corporation	COM       	29265N108	3283.4	133200	SH        		SOLE                      			133200
Engelhard Corp		COM       	292845104	1159.8	41900	SH        		SOLE                      			41900
EOG Resources		COM       	26875P101	1472.9	37660	SH        		SOLE                      			37660
Extended Stay America 	COM       	30224P101	1182.4	72100	SH        		SOLE                      			72100
Exxon Mobil Corp	COM       	30231G102	6855.4	174438	SH        		SOLE                      			174438
Fannie Mae		COM       	313586109	1631.1	20517	SH        		SOLE                      			20517
Florida Rock Indu	COM       	341140101	834.0	22800	SH        		SOLE                      			22800
FYI Incorporated	COM       	302712104	891.1	26600	SH        		SOLE                      			26600
General Electric Co	COM       	369604103	3398.1	84783	SH        		SOLE                      			84783
Goodrich Corporation	COM       	382388106	678.8	25500	SH        		SOLE                      			25500
Henry (Jack) & Assoc	COM       	426281101	1181.5	54100	SH        		SOLE                      			54100
Illinois Tool Works	COM       	452308109	12022.5	177532	SH        		SOLE                      			177532
Intel Corp		COM       	458140100	8558.2	272120	SH        		SOLE                      			272120
Jacobs Engineering Grp	COM       	469814107	3960.0	60000	SH        		SOLE                      			60000
KB Home			COM       	48666K109	4062.1	101300	SH        		SOLE                      			101300
Kimberly-Clark Corp	COM       	494368103	6453.0	107910	SH        		SOLE                      			107910
Legg Mason Inc		COM       	524901105	1384.4	27700	SH        		SOLE                      			27700
Masco Corporation	COM       	574599106	9887.1	403555	SH        		SOLE                      			403555
May Dept Stores Co	COM       	577778103	9617.9	260085	SH        		SOLE                      			260085
Medtronic Inc		COM       	585055106	7252.3	141619	SH        		SOLE                      			141619
Mentor Corp		COM       	587188103	348.4	12200	SH        		SOLE                      			12200
Merrill Lynch & Co	COM       	590188108	7047.3	135213	SH        		SOLE                      			135213
Microsoft Corp		COM       	594918104	6490.8	97975	SH        		SOLE                      			97975
Mid Atlantic Medical	COM       	59523C107	810.4	35700	SH        		SOLE                      			35700
Motorola Inc		COM       	620076109	3271.7	217820	SH        		SOLE                      			217820
Norfolk Southern Corp.	COM       	655844108	10285.3	561120	SH        		SOLE                      			561120
Omnicom Group		COM       	681919106	3241.6	36280	SH        		SOLE                      			36280
ONEOK Inc		COM       	682680103	474.5	26600	SH        		SOLE                      			26600
Oracle Corporation	COM       	68389X105	4267.4	309010	SH        		SOLE                      			309010
Park Electrochemical 	COM       	700416209	728.6	27600	SH        		SOLE                      			27600
Pfizer Inc		COM       	717081103	7986.2	200407	SH        		SOLE                      			200407
Pharmacia Corp		COM       	71713U102	4886.2	114564	SH        		SOLE                      			114564
Polo Ralph Lauren	COM       	731572103	695.8	26000	SH        		SOLE                      			26000
Precision Castparts	COM       	740189105	615.9	21800	SH        		SOLE                      			21800
RF Micro Devices Inc	COM       	749941100	369.2	19200	SH        		SOLE                      			19200
Safeway Inc		COM       	786514208	6494.8	155563	SH        		SOLE                      			155563
SBC Communications	COM       	78387G103	5697.9	145465	SH        		SOLE                      			145465
School Specialty Inc	COM       	807863105	343.2	15000	SH        		SOLE                      			15000
SCP Pool		COM       	784028102	3973.4	144750	SH        		SOLE                      			144750
Semtech Corp		COM       	816850101	1306.3	36600	SH        		SOLE                      			36600
Standard Pacific Corp	COM       	85375C101	831.7	34200	SH        		SOLE                      			34200
Stone Energy Corp	COM       	861642106	857.2	21700	SH        		SOLE                      			21700
Sun Microsystems Inc	COM       	866810104	226.7	18431	SH        		SOLE                      			18431
SunGard Data Systems	COM       	867363103	6405.7	221422	SH        		SOLE                      			221422
Sunoco Inc		COM       	86764P109	3080.6	82500	SH        		SOLE                      			82500
Talbots Inc		COM       	874161102	5294.9	146065	SH        		SOLE                      			146065
Techne Corporation	COM       	878377100	921.3	25000	SH        		SOLE                      			25000
Technitrol Inc		COM       	878555101	928.0	33600	SH        		SOLE                      			33600
Texas Instruments	COM       	882508104	5316.5	189875	SH        		SOLE                      			189875
The Shaw Group Inc	COM       	820280105	761.4	32400	SH        		SOLE                      			32400
Toro Co			COM       	891092108	625.5	13900	SH        		SOLE                      			13900
Tyco International Ltd	COM       	902124106	7504.9	127418	SH        		SOLE                      			127418
Wal-Mart Stores		COM       	931142103	9727.6	169029	SH        		SOLE                      			169029
WorldCom Group 		COM       	98157D106	4448.3	315933	SH        		SOLE                      			315933